Summary of Significant Accounting Policies (Details) - 9 months ended Sep. 30, 2023	CNY (¥)	HKD ($)	TWD ($)
Accounting Policies [Abstract]
Foreign currency translation exchage rate amount	¥ 1	$ 1	$ 1
Residual value rate	5.00%	5.00%	5.00%
Related party generally percentage	10.00%	10.00%	10.00%